[Logo] PIONEER Investments(R)





March 6, 2017



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:     Pioneer Mid Cap Value Fund (the "Fund")
        File Nos. 033-34801 and 811-06106
        CIK No. 0000863334

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectus for the Fund, which would have been filed under paragraph (c) of Rule 497, does not differ from that contained in Post-Effective Amendment No. 47 to the Fund's registration statement on Form N-1A, filed electronically on February 28, 2017 (Accession No. 0000863334-17-0000025).

If you have any questions concerning the foregoing certification, please contact me at (617) 422-4695.

Very truly yours,

/s/ Thomas Reyes
-------------------------
    Thomas Reyes
    Assistant Secretary


cc:     Christopher J. Kelley, Esq.
        Toby R. Serkin, Esq.



Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820




                 "Member of the UniCredit S.p.A. banking group"